Financial risk management objectives and policies - Gearing Ratios (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial risk management objectives and policies
Total debt (Note 18)	¥ 2,060,676	¥ 2,461,258
Equity	7,461,883	7,872,988
Total capital	¥ 9,522,559	¥ 10,334,246
Gearing ratio	21.60%	23.80%